Share-Based Compensation - Summary of Issued Share Based Awards (Detail) (USD $)										12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Director [Member]	Dec. 31, 2012 Director [Member]	Dec. 31, 2011 Director [Member]	Dec. 31, 2010 Director [Member]	Dec. 31, 2013 Management [Member]	Dec. 31, 2012 Management [Member]	Dec. 31, 2011 Management [Member]	Dec. 31, 2010 Management [Member]	Dec. 31, 2013 Vested in January [Member] Director [Member]	Dec. 31, 2012 Vested in January [Member] Director [Member]	Dec. 31, 2011 Vested in January [Member] Director [Member]	Dec. 31, 2013 Vested in January [Member] Management [Member]	Dec. 31, 2012 Vested in January [Member] Management [Member]	Dec. 31, 2011 Vested in January [Member] Management [Member]	Dec. 31, 2011 Vested in September [Member] Director [Member]	Dec. 31, 2011 Vested in September [Member] Management [Member]	Dec. 31, 2011 Vested in October [Member] Director [Member]	Dec. 31, 2011 Vested in October [Member] Management [Member]	Dec. 31, 2013 Granted in March [Member] Director [Member]	Dec. 31, 2012 Granted in March [Member] Director [Member]	Dec. 31, 2011 Granted in March [Member] Director [Member]	Dec. 31, 2013 Granted in March [Member] Management [Member]	Dec. 31, 2012 Granted in March [Member] Management [Member]	Dec. 31, 2011 Granted in March [Member] Management [Member]	Dec. 31, 2011 Granted In September [Member] Director [Member]	Dec. 31, 2011 Granted In September [Member] Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested, Number of Units										(32,070)	(17,886)	(58,511)					(206,250)		(68,750)
Granted, Number of Units																				27,550	32,070	17,886	75,000	75,000	15,000		150,000
Unvested, Number of Units Balance	327,550	27,550	32,070	17,886	58,511	300,000	225,000	150,000	260,000
Vested, Weighted Average Fair Value on Grant Date										$ 3.43	$ 6.15	$ 1.88					$ 4.84		$ 4.84
Granted, Weighted Average Fair Value on Grant Date																				$ 3.43	$ 3.43	$ 6.15	$ 3.43	$ 3.43	$ 6.15		$ 3.07
Unvested, Weighted Average Fair Value on Grant Date		$ 3.26	$ 3.22	$ 3.40	$ 4.23	$ 3.26	$ 3.22	$ 3.40	$ 4.23
Actual Fair Value on Vesting Date										$ 3.07	$ 1.75	$ 5.04					$ 2.35		$ 1.96